Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Aug. 25, 2016
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Aug. 25, 2016
Document Effective Date	Aug. 25, 2016
Prospectus Date	Aug. 16, 2016
Trading Symbol	PMPT